ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2014
ACCOUNTS RECEIVABLE [Abstract]
ACCOUNTS RECEIVABLE

(4) ACCOUNTS RECEIVABLE

Accounts receivable consists of the following:

	December 31,
	2013	2014
Accounts receivable	170,347,528	300,623,051
Allowance for doubtful accounts	(2,254,797)	(4,991,223)
Accounts receivable, net	168,092,731	295,631,828

 The following table presents movement of the allowance for doubtful accounts:

	December 31,
	2012	2013	2014
Balance at the beginning of year	1,323,490	1,503,621	2,254,798
Additions	1,137,574	2,650,128	5,256,461
Write-offs	(957,443)	(1,898,952)	(2,520,036)
Balance at the end of year	1,503,621	2,254,797	4,991,223

The write-offs in 2012, 2013 and 2014 consisted of a combination of accounts receivable from individual and corporate customers and travel suppliers.